Subsequent Events	12 Months Ended
Oct. 31, 2011
Subsequent Events [Text Block]
12.	Subsequent Events

On December 1, 2011 we closed a private placement offering of convertible debentures in the aggregate amount of $200,000. The convertible debentures mature on December 1, 2012, subject to forced conversion as set out in the convertible debenture certificate. The convertible debentures pay an interest rate of 12% per annum (on a simple basis) and are convertible at $0.35 per unit. Each unit is comprised of one share of our common stock and one share purchase warrant. Each warrant entitles the holder thereof to purchase one share at a price of $0.40 per share from the earlier of the maturity date of the convertible debenture or one year from conversion of the convertible debenture. We also entered into a general security agreement with the subscribers, whereby the obligations to repay the convertible debenture are secured by oil and gas properties with carrying value of $1M for the $620,000 private placement offering on November 30, 2010 and December 16, 2010 (see note 6(b)). The convertible debenture was entered into by two directors of the Company.

Also see Note 5 (a).